PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
PROPERTY PLANT AND EQUIPMENT NET
Depreciation expense	$ 10,889	$ 0